Marketable debt securities - Disclosure of maturity analysis of debt instruments, notional amounts (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Jul. 20, 2022	Jul. 06, 2022	Dec. 31, 2021
Marketable debt securities
Notional amount	€ 418,294	€ 386,843			€ 392,948
3 to 12 months
Marketable debt securities
Notional amount	112,546	94,209			78,813
More than 5 years
Marketable debt securities
Notional amount	28,309	€ 31,333			€ 45,901
Subordinated debt
Marketable debt securities
Notional amount			€ 25	€ 114
Marketable debt securities | Debt securities issued
Marketable debt securities
Notional amount	305,808
Marketable debt securities | Debt securities issued | Within 3 months
Marketable debt securities
Notional amount	28,819
Marketable debt securities | Debt securities issued | 3 to 12 months
Marketable debt securities
Notional amount	64,193
Marketable debt securities | Debt securities issued | 1 to 3 years
Marketable debt securities
Notional amount	93,326
Marketable debt securities | Debt securities issued | 3 to 5 years
Marketable debt securities
Notional amount	58,086
Marketable debt securities | Debt securities issued | More than 5 years
Marketable debt securities
Notional amount	61,384
Marketable debt securities | Subordinated debt
Marketable debt securities
Notional amount	30,026
Marketable debt securities | Subordinated debt | Within 3 months
Marketable debt securities
Notional amount	0
Marketable debt securities | Subordinated debt | 3 to 12 months
Marketable debt securities
Notional amount	0
Marketable debt securities | Subordinated debt | 1 to 3 years
Marketable debt securities
Notional amount	5,913
Marketable debt securities | Subordinated debt | 3 to 5 years
Marketable debt securities
Notional amount	3,135
Marketable debt securities | Subordinated debt | More than 5 years
Marketable debt securities
Notional amount	20,978
Marketable debt securities | Senior unsecured debt
Marketable debt securities
Notional amount	141,492
Marketable debt securities | Senior unsecured debt | Within 3 months
Marketable debt securities
Notional amount	2,741
Marketable debt securities | Senior unsecured debt | 3 to 12 months
Marketable debt securities
Notional amount	22,957
Marketable debt securities | Senior unsecured debt | 1 to 3 years
Marketable debt securities
Notional amount	53,607
Marketable debt securities | Senior unsecured debt | 3 to 5 years
Marketable debt securities
Notional amount	34,563
Marketable debt securities | Senior unsecured debt | More than 5 years
Marketable debt securities
Notional amount	27,624
Marketable debt securities | Senior secured debt
Marketable debt securities
Notional amount	88,150
Marketable debt securities | Senior secured debt | Within 3 months
Marketable debt securities
Notional amount	3,290
Marketable debt securities | Senior secured debt | 3 to 12 months
Marketable debt securities
Notional amount	17,884
Marketable debt securities | Senior secured debt | 1 to 3 years
Marketable debt securities
Notional amount	33,806
Marketable debt securities | Senior secured debt | 3 to 5 years
Marketable debt securities
Notional amount	20,388
Marketable debt securities | Senior secured debt | More than 5 years
Marketable debt securities
Notional amount	12,782
Marketable debt securities | Promissory notes and other securities
Marketable debt securities
Notional amount	46,140
Marketable debt securities | Promissory notes and other securities | Within 3 months
Marketable debt securities
Notional amount	22,788
Marketable debt securities | Promissory notes and other securities | 3 to 12 months
Marketable debt securities
Notional amount	23,352
Marketable debt securities | Promissory notes and other securities | 1 to 3 years
Marketable debt securities
Notional amount	0
Marketable debt securities | Promissory notes and other securities | 3 to 5 years
Marketable debt securities
Notional amount	0
Marketable debt securities | Promissory notes and other securities | More than 5 years
Marketable debt securities
Notional amount	€ 0